SUPPLEMENT DATED AUGUST 16, 2016

 FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016

Clark D. Wagner has been named President of Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser to the First Investors Funds.  Rajeev Sharma has been named Director of Fixed Income of FIMCO, succeeding Mr. Wagner in that role. As a result, please note the following changes to the Statement of Additional Information (“SAI”) for each of the First Investors Funds listed above:

1.	All references to Clark D. Wagner as a portfolio manager of the Limited Duration High Quality Bond Fund and Life Series Limited Duration High Quality Bond Fund are deleted.

2.	All references to Clark D. Wagner as “Director of Fixed Income” are hereby replaced with “President”.

3.	All references to Rajeev Sharma are supplemented to include his new title, “Director of Fixed Income”.
4.	In Part I of the Income Funds SAI, in the “Portfolio Managers” section, the section of the table for Clark D. Wagner in the first table under “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2015” is deleted in its entirety and replaced with the following:

Clark D. Wagner:* Balanced Income ** Strategic Income	Other Registered Investment Companies	17	$2,497.2	0	$0
	Other Pooled Investment Vehicles	1	$29.3	0	$0
	Other Accounts	2	$621.4	0	$0
* Information for Mr. Wagner is provided as of July 31, 2016.
**The Balanced Income Fund commenced operations on October 1, 2015.
5.
In Part I of the Income Funds SAI, in the “Portfolio Managers” - “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2015” sub-section, the last paragraph under “FIMCO’s Portfolio Managers” is deleted in its entirety and replaced with the following:

In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent’s own profit sharing plan and the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the proprietary accounts”).  Mr. Wagner may receive compensation (apart from his normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company’s profit sharing plan) for managing the investments of the proprietary accounts.  Some of the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages as a portfolio manager or oversees in his capacity as President of FIMCO.  Thus, he could have a potential economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.
6.
In Part I of the Income Funds SAI, in the “Portfolio Managers” section, the section of the table for Clark D. Wagner in the first table under “D. Portfolio Manager Fund Ownership For Fiscal Year Ended September 30, 2015” is deleted in its entirety and replaced with the following:

Clark D. Wagner*	Balanced Income Fund**	N/A
	Strategic Income Fund	$10,001-$50,000
           *Information for Mr. Wagner is provided as of July 31, 2016.
**The Balanced Income Fund commenced operations on October 1, 2015.
7.
In Part I of the Equity Funds SAI, in the “Portfolio Managers” section, the section of the table for Clark D. Wagner in the first table under “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2015” is deleted in its entirety and replaced with the following:

Clark D. Wagner:* Total Return	Other Registered Investment Companies	18	$1,752.0	0	$0
	Other Pooled Investment Vehicles	1	$29.3	0	$0
	Other Accounts	2	$621.4	0	$0
*Information for Mr. Wagner is provided as of July 31, 2016.
8.
In Part I of the Equity Funds SAI, in the “Portfolio Managers” - “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2015” sub-section,  the last paragraph under “FIMCO’s Portfolio Managers” is deleted in its entirety and replaced with the following:

In addition to managing a Fund covered by this SAI and other First Investors Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent’s own profit sharing plan and the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the proprietary accounts”).  In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Miska is primarily responsible for managing the equity investments in the parent company’s profit sharing plan and the investment accounts of FIMCO.  Mr. Wagner and Mr. Miska may receive compensation (apart from their normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company’s profit sharing plan) for managing the investments of the proprietary accounts.  Some of the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages as a portfolio manager or oversees in his capacity as President of FIMCO and Mr. Miska manages or oversees in his capacity as Director of Equities.  Thus, they could have a potential economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.
9.
In Part I of the Life Series Funds SAI, in the “Portfolio Managers” section, the section of the table for Clark D. Wagner in the first table under “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2015” is deleted in its entirety and replaced with the following:

Clark D. Wagner:* Life Series Balanced Income Fund Life Series Total Return Fund	Other Registered Investment Companies	17	$2,622.2	0	$0
	Other Pooled Investment Vehicles	1	$29.3	0	$0
	Other Accounts	2	$614.6	0	$0
  *Information for Mr. Wagner is provided as of July 31, 2016.

10.
In Part I of the Life Series Funds SAI, the title of the “Portfolio Managers” - “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2014” sub-section is replaced with “Portfolio Managers” - “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2015”.  In addition, the last paragraph under “FIMCO’s Portfolio Managers” in the sub-section is deleted in its entirety and replaced with the following:

In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent company’s own profit sharing plan, the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the proprietary accounts”).  In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Miska is primarily responsible for managing the equity investments in the parent company’s profit sharing plan and the investment accounts of FIMCO. Mr. Wagner and Mr. Miska may receive compensation (in addition to their normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company’s profit sharing plan) for managing the investments of the proprietary accounts.  Some of the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages as a Portfolio Manager or oversees in his capacity as President of FIMCO and Mr. Miska manages or oversees in his capacity as Director of Equities.  Thus, they could have a potential economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.
11.
In Part I of the Life Series Funds SAI in the “Portfolio Managers” section, the section of the table for Clark D. Wagner in the first table under “D. Portfolio Manager Fund Ownership For Fiscal Year Ended December 31, 2015” is deleted in its entirety and replaced with the following:

Clark D. Wagner*	Life Series Balanced Income Fund	None
	Life Series Total Return Fund	None
*Information for Mr. Wagner is provided as of July 31, 2016.
12.
In Part I of the Tax Exempt Funds SAI in the “Portfolio Manager” section, the section of the table for Clark D. Wagner in the first table under “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2015” is deleted in its entirety and replaced with the following:

Clark D. Wagner:*	Other Registered Investment Companies	5	$1,131.5	0	$0
Tax Exempt Income Fund Tax Exempt Opportunities Fund	Other Pooled Investment Vehicles	1	$29.3	0	$0
California Tax Exempt Fund	Other Accounts	2	$614.6	0	$0
Connecticut Tax Exempt Fund
Massachusetts Tax Exempt Fund
Michigan Tax Exempt Fund
Minnesota Tax Exempt Fund
New Jersey Tax Exempt Fund
New York Tax Exempt Fund
North Carolina Tax Exempt Fund
Ohio Tax Exempt Fund
Oregon Tax Exempt Fund
Pennsylvania Tax Exempt Fund
Virginia Tax Exempt Fund

*Information for Mr. Wagner is provided as of July 31, 2016.

13.
In Part I of the Tax Exempt Funds SAI, the last paragraph of the “Portfolio Manager” - “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2015” sub-section is deleted in its entirety and replaced with the following:

In addition to managing the Funds covered by this SAI and other First Investors Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent company’s own profit sharing plan and the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the  proprietary accounts”).  Mr. Wagner may receive compensation (in addition to his normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company’s profit sharing plan) for managing the investments of the proprietary accounts.  Some of the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages as a portfolio manager or oversees in his capacity as President of FIMCO.  Thus, he could have a potential economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.

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Please retain this Supplement for future reference.
IELT816